Acquisition and sale of businesses and brands and purchase of non-controlling interests	12 Months Ended
Jun. 30, 2026
Disclosure of detailed information about business combination [abstract]
Acquisition and sale of businesses and purchase of non-controlling interests	Operating assets and liabilities
Introduction
This section describes the assets used in the group’s operations and the liabilities incurred. Liabilities relating to the group’s financing activities are included in section
‘Risk management and capital structure’ and balance sheet information in respect of associates, joint ventures and taxation are covered in section ‘Results for the year’. This section also provides detailed disclosures on the group’s recent acquisitions and disposals, performance and financial position of its defined benefit post-
employment plans.
8. Acquisition and sale of businesses and brands and purchase of non-controlling interests

Accounting policies

The consolidated financial statements include the results of the company and its subsidiaries together with the group’s attributable share of the results of associates and joint ventures. The results of subsidiaries acquired or sold are included in the income statement from, or up to, the date that control passes.
Business combinations are accounted for using the acquisition method. Identifiable assets, liabilities and contingent liabilities acquired are measured at fair value at acquisition date. The consideration payable is measured at fair value and includes the fair value of any contingent consideration. Among other factors, the group considers the nature of, and compensation for the selling shareholders' continuing employment to determine if any contingent payments are for post-
combination employee services, which are excluded from consideration.
On the acquisition of a business, or of an interest in an associate or joint venture, fair values, reflecting conditions at the date of acquisition, are attributed to the net assets, including identifiable intangible assets and contingent liabilities acquired. Directly attributable acquisition costs in respect of subsidiary companies acquired are recognised in other external charges as incurred.
The non-controlling interests on the date of acquisition can be measured either at the fair value or at the non-controlling shareholder’s proportion of the net fair value of the identifiable assets assumed. This choice is made separately for each acquisition.
Where the group has issued a put option over shares held by a non-controlling interest, the group derecognises the non-controlling interests and instead recognises a contingent deferred consideration liability for the estimated amount likely to be paid to the non-controlling interest on the exercise of those options. Movements in the estimated liability in respect of put options are recognised in retained earnings.
Transactions with non-controlling interests are recorded directly in retained earnings.
For all entities in which the company directly or indirectly owns equity, a judgement is made to determine whether it controls and therefore should fully consolidate the investee. An assessment is carried out to determine whether the group has the exposure or rights to the variable returns of the investee and has the ability to affect those returns through its power over the investee. To establish control, an analysis is carried out of the substantive and protective rights that the group and the other investors hold. This assessment is dependent on the activities and purpose of the investee and the rights of the other shareholders, such as which party controls the board, executive committee and material policies of the investee. Determining whether the rights that the group holds are substantive, requires management judgement.
Where less than 50% of the equity of an investee is held, and the group holds significantly more voting rights than any other vote holder or organised group of vote holders, this may be an indicator of de facto control. An assessment is needed to determine all the factors relevant to the relationship with the investee to ascertain whether control has been established and whether the investee should be consolidated as a subsidiary. Where voting power and returns from an investment are split equally between two entities then the arrangement is accounted for as a joint venture.
On an acquisition, fair values are attributed to the assets and liabilities acquired. This may involve material judgement to determine these values.

(a) Acquisition of businesses
Fair value of net assets acquired and cash consideration paid in respect of the acquisition of subsidiaries in the three years ended 30 June 2026 were as follows:

Net assets acquired and consideration
	2026 $ million	2025 $ million	2024 $ million
Brands and other intangibles	8	66	—
Property, plant and equipment	—	1	—
Inventories	—	4	—
Other working capital	—	1	—
Deferred tax	(2)	—	—
Borrowings	—	(3)	—
Cash	—	2	—
Fair value of assets and liabilities	6	71	—
Goodwill arising on acquisition	(4)	46	—
Non-controlling interests	(2)	—	—
Step acquisitions	—	(54)	—
Consideration payable	—	63	—
Satisfied by:
Cash consideration paid	—	(29)	—
Contingent consideration payable	—	(12)	—
Deferred consideration payable	—	(22)	—
	—	(63)	—
Cash consideration paid in respect of the acquisition of businesses and purchase of shares of non-controlling interests in the three years ended 30 June 2026 were as follows:

	Consideration
	2026 $ million	2025 $ million	2024 $ million
Acquisitions in the year - subsidiaries
Cash consideration paid	—	(29)	—
Cash acquired	—	2	—
Prior year acquisitions - subsidiaries
Other consideration	(23)	(8)	(6)
Investments in associates
Cash consideration paid - increase in ownership interest	—	(2)	(5)
Capital injection(1)	(47)	(82)	(128)
Net cash outflow on acquisition of businesses	(70)	(119)	(139)
Purchase of shares of non-controlling interests	—	(9)	(223)
Total net cash outflow	(70)	(128)	(362)
(1)Additional investments in a number of Distill Ventures associates
In the year ended 30 June 2026, the changes in brands, goodwill, deferred tax and non-controlling interests reflect the finalisation of the fair values of net assets acquired on the acquisition of Nao Spirits & Beverages Private Limited in
June 2025.
Prior year acquisitions
On 24 September 2024, Diageo acquired the part of the entire issued share capital of Ritual Beverage Company LLC (owner of Ritual Zero Proof non-
alcoholic spirits brand), that it did not already own.
On 19 June 2025, Diageo announced that it acquired a controlling stake in Nao
Spirits & Beverages Private Limited.
Purchase of shares of non-controlling interests
On 16 January 2024, Diageo agreed with Combs Wine and Spirits LLC to purchase the 50% of the share capital of DeLeon Holdco LLC that Diageo did not already own for a total consideration of $223 million, including transaction costs. The transaction was completed in fiscal 24 and Diageo is now the 100%
owner of the DeLeón brand.
Transactions were recognised in retained earnings.
(b) Sale of businesses and brands
Cash consideration received and net assets disposed of in respect of sale of businesses and brands in the three years ended 30 June 2026 were as follows:

	Diageo Operations Italy S.p.A. $ million	Other $ million	2026 $ million	2025 $ million	2024 $ million
Sale consideration
Cash received	120	221	341	185	116
Cash disposed of	—	—	—	(11)	(20)
Transaction and other directly attributable costs paid	(2)	(51)	(53)	(31)	(9)
Net cash received	118	170	288	143	87
Deferred consideration receivable	—	—	—	4	32
Investment in associates received	—	—	—	25	—
Transaction costs payable and other directly attributable items	25	(12)	13	(54)	(24)
	143	158	301	118	95
Net (assets)/liabilities disposed of
Brands	—	—	—	(83)	(167)
Other non-current assets	—	—	—	—	(3)
Assets and liabilities held for sale	(144)	(97)	(241)	20	—
Inventories	—	—	—	(13)	(11)
Other working capital	—	—	—	(1)	3
Corporate tax	—	—	—	—	2
Deferred tax	—	—	—	—	37
	(144)	(97)	(241)	(77)	(139)
Less non-controlling interest	—	28	28	(9)	—
Hyperinflationary adjustment recycled from other comprehensive income	—	22	22	—	—
Impairment charge recognised for prospective sale of Guinness Ghana	—	—	—	(97)	—
Exchange recycled from other comprehensive income	(6)	(102)	(108)	(179)	(26)
(Loss)/gain on disposal before taxation	(7)	9	2	(244)	(70)
Taxation	—	(18)	(18)	(3)	1
(Loss)/gain on disposal after taxation	(7)	(9)	(16)	(247)	(69)
Cash consideration received or paid in respect of the disposal of businesses and brands in the three years ended 30 June 2026 were as follows:

	Diageo Operations Italy S.p.A. $ million	Other $ million	2026 $ million	2025 $ million	2024 $ million
Net cash received as included in net cashflow from investing activities	118	170	288	143	87
Cash included in disposed assets and liabilities held for sale	(127)	(14)	(141)	5	—
Net cash flow from sale of businesses and brands	(9)	156	147	148	87
On 30 January 2026, Diageo completed the sale of the Sheridan’s brand and related inventory to Casa Redondo for a consideration of $48 million which resulted in a non-operating exceptional gain before tax of $46 million.
On 17 December 2025, Diageo announced the sale of its shareholding in East African Breweries PLC and its shareholding in the Kenyan spirits business to Asahi
Group Holdings, Ltd. and a non-operating charge of $43 million attributable to the prospective sale was recognised in the year ended 30 June 2026.
On 30 September 2025, Diageo completed the sale of Diageo Operations Italy S.p.A., its manufacturing site in Italy to NewPrinces S.p.A. The aggregate consideration for the disposal was $120 million, the disposed net assets of $144 million mainly included cash and cash equivalents. In the year ended 30 June 2026, the transaction resulted in a non-operating exceptional loss of $7 million, including cumulative translation losses in the amount of $6 million recycled to the income statement.
On 3 July 2025, Diageo completed the sale of Guinness Ghana Breweries PLC, its brewery in Ghana, to the Castel Group. The aggregate consideration for the disposal was $81 million, the disposed net assets of $64 million mainly included property, plant and equipment and trade and other payables. In the year ended 30 June 2026, the transaction resulted in a non-operating exceptional loss before tax of $49 million, including cumulative translation losses of $94 million and hyperinflationary adjustment gain of $22 million recycled to the income statement. The disposed Ghana operations contributed net sales of $nil (2025 – $322 million; 2024 –
$151 million), operating profit of $nil (2025 – $45 million; 2024 – loss of $5 million) in the year ended 30 June 2026.
On 1 July 2025, Diageo completed the sale of its shareholding in Seychelles Breweries Limited to Phoenix Beverages Limited. The aggregate consideration for the disposal was $89 million, the disposed net assets of $32 million mainly included property, plant and equipment. In the year ended 30 June 2026, the transaction resulted in a non-operating exceptional gain of $62 million, including cumulative translation losses of $8 million recycled to the income statement.
On 30 September 2024, Diageo completed the sale of its shareholding in Guinness Nigeria PLC to N-Seven Nigeria Ltd., part of the Tolaram group. The aggregate consideration for the disposal was $64 million, the disposed net liabilities of $20 million mainly included trade and other payables and property, plant and equipment.
The transaction resulted in a non-operating exceptional loss before tax of $125 million, including cumulative translation losses in the amount of $175 million recycled to the income statement. The disposed Nigeria operations contributed net sales of $65 million (2024 – $296 million; 2023 – $504 million), operating loss of
$10 million (2024 – $60 million; 2023 – $14 million) in the year ended 30 June 2025.
On 24 June 2025, Diageo announced the sale of Diageo Operations Italy S.p.A., inclusive of the Santa Vittoria production facility, to NewPrinces S.p.A. and a non-
operating charge of $29 million attributable to the prospective sale was recognised in the year ended 30 June 2025.
On 28 January 2025, Diageo announced the agreement to sell Guinness Ghana Breweries PLC, its brewery in Ghana to the Castel Group and a non-operating charge of
$114 million attributable to the prospective sale was recognised in the year ended 30 June 2025.
On 23 January 2025, Diageo sold the Cacique brand and related inventory to Bardinet S.A., a Spanish spirits company for a consideration of $68 million which resulted in a non-operating exceptional charge before tax of $20 million.
On 15 October 2024, Diageo sold the Pampero brand and related inventory to Gruppo Montenegro, a leading Italian company in the premium spirits and food sectors, for a consideration of $57 million which resulted in a non-operating exceptional gain before tax of $53 million.
On 19 September 2024, Diageo sold the Safari brand to Casa Redondo, a Portuguese beverage-alcohol company for a consideration of $16 million which resulted in a non-operating exceptional gain before tax of $15 million.
On 27 October 2023, Diageo completed the sale of Windsor Global Co., Ltd. to PT W Co., Ltd., a Korean company sponsored by Pine Tree Investment &
Management Co., Ltd. for a total consideration of KRW 206 billion ($152 million). The transaction resulted in a loss of $58 million in the year ended 30 June 2024, which was recognised as a non-operating item attributable to the sale, including cumulative translation losses in the amount of $26 million recycled to the income statement.
(c) Assets and liabilities held for sale

	2026 $ million	2025 $ million
Intangible assets	70	1
Property, plant and equipment	582	146
Other financial assets	4	—
Inventories	124	50
Trade and other receivables	179	40
Corporate tax receivables	25	2
Cash	161	18
Assets held for sale	1,145	257
Trade and other payables	(330)	(137)
Provisions	(18)	—
Deferred tax liabilities	(61)	(40)
Bank overdrafts	—	(4)
Loans and leases	(272)	(5)
Post-employment benefit liabilities	—	(7)
Liabilities held for sale	(681)	(193)
Total	464	64
On 24 March 2026, Diageo announced the sale of United Spirits Limited's shareholding in Royal Challengers Sports Pvt Ltd to a consortium comprising the Aditya
Birla Group, The Times of India Group, Bolt Ventures and Blackstone. The sale was considered to be highly probable on 30 June 2026. Subject to regulatory approvals, completion is expected in the year ending 30 June 2027. Consequently, the impacted assets and liabilities were classified as held for sale on 30 June 2026 and measured at cost as the lower of cost and fair value less cost of disposal.
On 17 December 2025, Diageo announced the agreement to sell its 100% ownership in Diageo Kenya Limited, 65% owner of East African Breweries PLC (EABL)
and its subsidiaries, and its remaining shares in UDV Kenya Limited, to Asahi. On completion, Asahi will take majority control of EABL, which produces and distributes Guinness under a licence and royalty agreement. The sale was considered to be highly probable on 30 June 2026 and it is expected to be completed by 31
December 2026, subject to regulatory approval. The impacted assets and liabilities were classified as held for sale on 30 June 2026 measured at cost as the lower of cost and fair value less cost of disposal. On 30 June 2026, cumulative translation losses recognised in exchange reserves were a loss of $85 million, which will be recycled to the income statement on the completion of the transaction.
In the year ended 30 June 2026, Diageo completed the sale of a number of businesses, previously classified as assets and liabilities held for sale, comprising: (i) the sale of Diageo Operations Italy S.p.A., inclusive of the Santa Vittoria production facility, to NewPrinces S.p.A., announced on 24 June 2025, (ii) the sale of Diageo’s shareholding in Seychelles Breweries Limited, its brewery in Seychelles, to Phoenix Beverages Limited, announced on 2 April 2025, and (iii) the sale of Diageo’s shareholding in Guinness Ghana Breweries PLC, its brewery in Ghana, to Castel Group, announced on 28 January 2025.